SUPPLEMENT TO THE PROSPECTUSES AND
                 STATEMENTS OF ADDITIONAL INFORMATION ("SAI") OF
                      EVERGREEN STATE MUNICIPAL BOND FUNDS
                     EVERGREEN NATIONAL MUNICIPAL BOND FUNDS
                            EVERGREEN BALANCED FUNDS
                 EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS
                        EVERGREEN VARIABLE ANNUITY FUNDS
                          EVERGREEN MONEY MARKET FUNDS


I.       Evergreen Short-Intermediate Municipal Fund (the "Fund")

         The prospectus and SAI of the Fund is hereby revised to add the word "Bond" to the name of the Fund. The new name of the Fund is Evergreen Short-Intermediate Municipal Bond Fund.

II. Evergreen Pennsylvania Municipal Bond Fund, Evergreen Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund, Evergreen
         Foundation Fund, Evergreen Tax Strategic Foundation Fund, Evergreen Quality Income Fund, Evergreen Florida Municipal Money Market Fund,
         Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen VA Capital Growth Fund, Evergreen VA Foundation Fund, Evergreen VA Fund, Evergreen VA Global Leaders Fund, Evergreen VA Growth and Income Fund, Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA Masters Fund, Evergreen VA Small Cap Value Fund
          (collectively, the "Funds")

         Effective November 1, 2000, the Funds will change investment advisors. There will be no change in either the portfolio manager(s) of the Funds or the advisory fees paid by the Funds.

         In conjunction with the above, the following changes apply to the Funds' prospectuses and SAIs.

State Municipal Bond Funds:

         The section of the prospectus entitled "FUND FACTS" for Evergreen Pennsylvania Municipal Bond Fund is supplemented as follows:

         Investment Advisor:
         o        Evergreen Investment Management

         The section entitled "THE FUNDS' INVESTMENT ADVISORS" is supplemented as follows:

         Evergreen Investment Management (EIM) is the investment advisor to
         o        Pennsylvania Municipal Bond Fund

         EIM (formerly known as Capital Management Group, or CMG), a division of First Union National Bank (FUNB), has been managing money for over 50 years and currently manages over $30.1 billion in assets for 36 of the Evergreen Funds. EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

         The section in part one of the SAI entitled "Advisory Fees" under `EXPENSES' is supplemented as follows:

         Evergreen Investment Management ("EIM") is the investment advisor to Pennsylvania Municipal Bond Fund.

National Municipal Bond Funds:

         The section of the prospectus entitled "FUND FACTS" for Evergreen Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund is supplemented as follows:

         Investment Advisor:
         o        Evergreen Investment Management

         The section entitled "THE FUNDS' INVESTMENT ADVISORS" is supplemented as follows:

         Evergreen Investment Management (EIM) is the investment advisor to:
         o        Municipal Bond Fund
         o        Short-Intermediate Municipal Bond Fund

         EIM (formerly known as Capital Management Group, or CMG), a division of First Union National Bank (FUNB), has been managing money for over 50 years and currently manages over $30.1 billion in assets for 36 of the Evergreen Funds. EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

         The section in part one of the SAI entitled "Advisory Fees" under `EXPENSES' is supplemented as follows:

         Evergreen Investment Management ("EIM") is the investment advisor to Municipal Bond Fund and Short-Intermediate Municipal Bond Fund.

Balanced Funds:

         The section of the prospectus entitled "FUND FACTS" for Evergreen Foundation Fund and Evergreen Tax Strategic Foundation Fund is supplemented as follows:

         Investment Advisor:
         o        Evergreen Investment Management Company

         The section entitled "THE FUNDS' INVESTMENT ADVISORS" is supplemented as follows:

         Evergreen Investment Management Company (EIMC) is the investment advisor to:
         o        Foundation Fund
         o        Tax Strategic Foundation Fund

         EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $12.9 billion in assets for 28 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         The section in part one of the SAI entitled "Advisory Fees" under `EXPENSES' is supplemented as follows:

         Evergreen Investment Management Company ("EIMC") is the investment advisor to Foundation Fund and Tax Strategic Foundation Fund.

Intermediate and Long Term Bond Funds:

         The section of the prospectus entitled "FUND FACTS" for Evergreen Quality Income Fund is supplemented as follows:

         Investment Advisor:
         o        Evergreen Investment Management Company

         The section entitled "THE FUNDS' INVESTMENT ADVISORS" is supplemented as follows:

         Evergreen Investment Management Company (EIMC) is the investment advisor to:
         o        Quality Income Fund

         EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $12.9 billion in assets for 28 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         The section in the part one of the SAI entitled "Advisory Fees" under `EXPENSES' is supplemented as follows:

         Evergreen Investment Management Company ("EIMC") is the investment advisor to Quality Income Fund.

Variable Annuity Funds:

         The section of the prospectus entitled "FUND FACTS" for Evergreen VA Capital Growth Fund, Evergreen VA Foundation Fund, Evergreen VA Fund, Evergreen VA Global Leaders Fund, Evergreen VA Growth and Income Fund, Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA Masters Fund and Evergreen VA Small Cap Value Fund is supplemented as follows:

         Investment Advisor:
         o        Evergreen Investment Management Company

         The section entitled "THE FUNDS' INVESTMENT ADVISORS" is supplemented as follows:

         Evergreen Investment Management Company (EIMC) is the investment advisor to:
         o        VA Capital Growth Fund
         o        VA Foundation Fund
         o        VA Fund
         o        VA Global Leaders Fund
         o        VA Growth and Income Fund
         o        VA Growth Fund
         o        VA High Income Fund
         o        VA Masters Fund
         o        VA Small Cap Value Fund

         EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $12.9 billion in assets for 28 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         The section in part one of the SAI entitled "Advisory Fees" under `EXPENSES' is supplemented as follows:

         Evergreen Investment Management Company ("EIMC") is the investment advisor to VA Capital Growth Fund, VA Foundation Fund, VA Fund, VA Global Leaders Fund, VA Growth and Income Fund, VA Growth Fund, VA High Income Fund, VA Masters Fund and VA Small Cap Value Fund.



Money Market Funds:

         The section of the prospectus entitled "FUND FACTS" for Evergreen Florida Municipal Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund is supplemented as follows:

         Investment Advisor:
         o        Evergreen Investment Management Company

         The section of the prospectus entitled "FUND FACTS" for Evergreen Money Market Fund is supplemented as follows:

         Investment Advisor:
         o        Evergreen Investment Management

         The section entitled "THE FUNDS' INVESTMENT ADVISORS" is supplemented as follows:

         Evergreen Investment Management Company (EIMC) is the investment advisor to:
         o        Florida Municipal Money Market Fund
         o        Municipal Money Market Fund
         o        New Jersey Municipal Money Market Fund
         o        Pennsylvania Municipal Money Market Fund

         EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $12.9 billion in assets for 28 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         Evergreen Investment Management (EIM) is the investment advisor to
         o        Money Market Fund

         EIM (formerly known as Capital Management Group, or CMG), a division of First Union National Bank (FUNB), has been managing money for over 50 years and currently manages over $30.1 billion in assets for 36 of the Evergreen Funds. EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

         The section in part one of the SAI entitled "Advisory Fees" under `EXPENSES' is supplemented as follows:

         Evergreen Investment Management Company ("EIMC") is the investment advisor to Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund.

         Evergreen Investment Management ("EIM") is the investment advisor to Money Market Fund.


November 1, 2000                                              556325  11/00